Segment information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment information	Segment information
In January 2025, the company changed its organizational structure to better align its portfolio of solutions to more effectively address evolving client needs and take further advantage of the synergies across the company’s reportable segments. The company’s business processing solutions, which were reported within Other, have been integrated into the company’s Enterprise Computing Solutions (ECS) and Cloud, Applications & Infrastructure Solutions (CA&I) reportable segments. Additionally, the company’s application development and modernization capabilities, which were reported within ECS, have been operationally centralized within CA&I. These changes did not impact the company’s consolidated financial statements as of December 31, 2024 and were retrospectively reflected in the segment information and Note 14, “Goodwill and intangibles assets,” wherein approximately $10 million of goodwill was reclassified out of Other, approximately $16 million of goodwill was reclassified into CA&I, and approximately $6 million was reclassified out of ECS for all years presented.
The company’s reportable segments are as follows:
•Digital Workplace Solutions (DWS), which provides workplace solutions featuring intelligent workplace services, proactive experience management and collaboration tools to support business growth;
•Cloud, Applications & Infrastructure Solutions (CA&I), which provides digital transformation in the areas of cloud migration and management, applications and infrastructure transformation and modernization solutions; and
•Enterprise Computing Solutions (ECS), which provides solutions that harness secure, high-intensity enterprise computing and enable digital services through software-defined operating environments.
This segment structure reflects the financial information used by the company’s chief operating decision maker (CODM) to make decisions regarding the company’s business, including resource allocations and performance assessments, as well as the current operating focus. The company’s CODM is a group that consists of the Chief Executive Officer, the President and Chief Operating Officer and the Executive Vice President and Chief Financial Officer.
The CODM evaluates the performance of the segments based on segment revenue and segment gross profit. The company’s CODM regularly reviews cost of revenues by segment and treats it as a significant segment expense. Segment revenue and segment gross profit are exclusive of certain activities and expenses that are not allocated to specific segments and reported in Other as described below.
Other, as presented in the reconciliation tables below, includes revenue, cost of revenue and assets associated with the company’s United Kingdom business process outsourcing consolidated joint venture, which is a non-core business activity. Additionally, Other includes certain expenses within cost of revenue such as cost reduction charges, amortization of purchased intangibles and unusual and nonrecurring items are not allocated to specific segments. These amounts are combined within other revenue and other gross profit (loss) to arrive at total consolidated revenue and total consolidated gross profit (loss) as reported in the reconciliations below.
Corporate assets are principally cash and cash equivalents, prepaid pension and postretirement assets, deferred income taxes and operating lease right-of-use assets.
Information regarding the company’s reportable segments is presented below:

	Total Segments	DWS	CA&I	ECS
2024
Total revenue	$1,915.4	$523.5	$764.4	$627.5
Cost of revenue	1,319.7	441.4	614.9	263.4
Gross profit	$595.7	$82.1	$149.5	$364.1
Total assets	$1,169.7	$323.2	$333.9	$512.6
Capital expenditures	$70.8	$6.0	$9.3	$55.5
2023
Total revenue	$1,927.8	$546.1	$761.5	$620.2
Cost of revenue	1,344.7	469.9	613.8	261.0
Gross profit	$583.1	$76.2	$147.7	$359.2
Total assets	$1,253.4	$379.2	$334.1	$540.1
Capital expenditures	$68.6	$3.9	$10.2	$54.5
2022
Total revenue	$1,891.9	$509.9	$721.3	$660.7
Cost of revenue	1,309.1	438.4	620.4	250.3
Gross profit	$582.8	$71.5	$100.9	$410.4
Total assets	$1,267.2	$346.5	$353.9	$566.8
Capital expenditures	$70.6	$6.3	$8.9	$55.4
Presented below is a reconciliation of total segment revenue to total consolidated revenue:

Year ended December 31,	2024	2023	2022
Total segment revenue	$1,915.4	$1,927.8	$1,891.9
Other revenue	93.0	87.6	88.0
Total consolidated revenue	$2,008.4	$2,015.4	$1,979.9
Presented below is a reconciliation of total segment gross profit to total consolidated loss before income taxes:

Year ended December 31,	2024	2023	2022
Total segment gross profit	$595.7	$583.1	$582.8
Other gross profit (loss)	(9.8)	(31.8)	(53.2)
Total gross profit	585.9	551.3	529.6
Selling, general and administrative expense	(424.2)	(450.3)	(453.2)
Research and development expense	(25.2)	(24.1)	(24.2)
Goodwill impairment	(39.1)	—	—
Interest expense	(31.9)	(30.8)	(32.4)
Other (expense), net	(140.8)	(393.9)	(82.4)
Total loss before income taxes	$(75.3)	$(347.8)	$(62.6)
Presented below is a reconciliation of total segment assets to consolidated assets:

As of December 31,	2024	2023	2022
Total segment assets	$1,169.7	$1,253.4	$1,267.2
Other assets	25.2	25.3	20.2
Cash and cash equivalents	376.5	387.7	391.8
Deferred income taxes	96.6	114.0	118.6
Operating lease right-of-use assets	38.4	35.4	42.5
Prepaid pension and postretirement assets	25.6	38.0	119.5
Other corporate assets	140.3	111.6	105.8
Total assets	$1,872.3	$1,965.4	$2,065.6
Geographic information about the company’s revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31,	2024	2023	2022
Revenue
United States	$864.1	$889.0	$854.9
United Kingdom	241.1	289.3	228.0
Other foreign(i)	903.2	837.1	897.0
Total revenue	$2,008.4	$2,015.4	$1,979.9
Properties, net
United States	$42.4	$45.9	$52.5
Other foreign(i)	14.7	18.4	23.4
Total properties, net	$57.1	$64.3	$75.9
Outsourcing assets, net
United States	$7.6	$19.5	$36.0
Australia	7.5	7.8	9.5
United Kingdom	5.1	2.0	17.9
Other foreign(i)	3.8	2.3	3.0
Total outsourcing assets, net	$24.0	$31.6	$66.4
(i) No other individual country’s revenue, properties, net and outsourcing assets, net exceeded 10% for the years ended December 31, 2024, 2023 and 2022.
Additionally, no single customer accounts for more than 10% of revenue.